LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

21.    LEASES

The Group’s operating lease primarily represent offices and overseas manufacturing facilities and warehouses. Most of the operating leases are for terms ranging from 3 to 20 years, although terms and conditions can vary from lease to lease. The Group has assessed the specific terms and conditions of each operating lease to determine the amount of the lease payments and the length of the lease term, which includes the minimum period over which lease payments are required plus any renewal options that are both within the Group’s control to exercise and reasonably certain of being exercised upon lease commencement. The Company assesses all relevant factors to determine if sufficient incentives exist as of lease commencement to conclude whether or not renewal is reasonably certain. There are no material residual value guarantees provided by the Company nor any restrictions or covenants imposed by the operating leases to which the Company is a party. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its operating leases to discount the future lease payments over the lease term to present value. The Company does not incur variable lease payments for its operating leases.

The Group’s finance leases primarily represent machinery and equipment utilized in the Group’s production facilities. All of the Group’s finance leases meet one or more of the criteria as: a) the lease transfers ownership of the underlying asset to the Group by the end of the lease term; b) the lease grants the Group an option to purchase the underlying asset that the lessee is reasonably certain to exercise; c) the lease term is for the major part of the remaining economic life of the underlying asset; d) the present value of the sum of the lease payments and any residual value guaranteed by the Group that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. ROU of capital lease is recorded at the aggregate of future minimum lease payments and estimated residual value of the leased equipment. In determining the lease liability, the Group utilizes its incremental borrowing rate for debt instruments with terms approximating the term for its capital leases to discount the future lease payments over the lease term to present value.

The balances for the operating and finance leases where the Group is the lessee are presented as follows:

	2020	2021
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	48,244,010	62,515,082
Operating lease liabilities - non-current	277,239,113	385,419,556
Total operating lease liabilities	325,483,123	447,934,638
Operating lease right-of-use assets, net	316,512,346	438,271,327

Financing leases:
Financing lease liabilities - current	272,329,554	194,939,003
Financing lease liabilities - non-current	313,087,663	236,373,848
Total financing lease liabilities	585,417,217	431,312,851
Financing lease right-of-use assets, net	829,122,192	628,592,051

(a)	The components of lease expenses were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	146,965,210	135,791,384
Interest of lease liabilities	46,533,172	51,575,346
Expenses for short-term lease within 12 months	6,431,457	3,051,443
Total lease cost	199,929,839	190,418,173

(b)	Supplemental cash flow information related to leases was as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	50,403,567	76,399,872
Operating cash outflows for finance leases	32,628,104	25,973,901
Financing cash outflows for finance leases	250,935,455	286,292,083
Total cash paid for amounts included in the measurement of lease liabilities:	333,967,126	388,665,856

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	76,559,666	185,472,028
Finance lease liabilities	—	132,187,717
Total lease obligation accrued in exchange for right-of-use assets:	76,559,666	317,659,745

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2020	2021
Weighted-average remaining lease term	3.64 years	4.16 years
Weighted-average discount rate	5.86%	5.99%

(d)	Maturities of lease liabilities were as follows:

Year ending December 31,	RMB
Year ended December 31,
2022	293,713,789
2023	293,566,891
2024	115,718,983
Thereafter	304,302,371
Total undiscounted lease payments	1,007,302,034
Less: imputed interest	128,054,545
Total lease liabilities	879,247,489

(e)	Future minimum lease payments for the Company’s leases were as follows:

Year ending December 31,	RMB
Year ended December 31,
2022	296,765,232
2023	293,566,891
2024	115,718,983
Thereafter	304,302,371
Total minimum lease payments	1,010,353,477

-  Finance lease obligations and others prior to the adoption of ASC 842 on January 1, 2019

The Company elected the practical expedients not to reassess arrangements entered into prior to January 1, 2019 for whether an arrangement is or contains a lease, the lease classification applied or to separate initial direct costs. Therefore, the Company remained the lease classification and accounting of its capital lease and sale-leaseback arrangements entered into prior than January 1, 2019.

The Company’s capital lease and sale-leaseback arrangements entered into prior than January 1, 2019 were as follows:

In May 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB201.1 million to a third party (the “purchaser-lessor”) for consideration of RMB150.0 million and simultaneously entered into a three-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB51.1 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In July 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB815.4 million to a third party (the “purchaser-lessor”) for consideration of RMB600.0 million and simultaneously entered into a four-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over four years and is entitled to obtain the ownership of these equipment at RMB0.6 million upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB215.4 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In November 2017, the Company entered into a two-year finance leasing contract with a third-party lessor to lease certain machinery and equipment with carrying amount of RMB74.9 million. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over two years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

In January 2018, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB52.0 million to a third party (the “purchaser-lessor”) for consideration of RMB50.0 million and simultaneously entered into a three-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at RMB1.0 yuan upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB2.0 million, which is being deferred and amortized into expense over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is a financing with the underlying assets as collateral.

In May 2018, the Company entered into a two-year finance leasing contract with a third-party lessor to lease certain machinery and equipment with carrying amount of RMB72.0 million. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over two years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease.

As of December 31, 2020 and 2021, the net value of these leased assets are:

	As of December 31,
	2020	2021
	RMB	RMB
Equipment	1,072,214,761	—
Less: accumulated depreciation	(243,092,569)	—
Net Value	829,122,192	—

The Group amortized deferred losses related to sale-leaseback transactions amounted to RMB33,560,902, RMB27,502,575 and RMB13,423,787 during the years ended December 31, 2019, 2020 and 2021.